CAPITAL RISK MANAGEMENT - Free Cash Flow (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Adjusted EBITDA	$ 9,617	$ 8,581
Deduct:
Capital expenditures	4,041	3,934
Interest on borrowings, net and capitalized interest	1,986	1,794
Cash income taxes	545	439
Free cash flow	$ 3,045	$ 2,414